Defined benefit plans - Summary of changes in the present value of defined benefit obligation and plan assets (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021
Changes in the present value of defined benefit obligation and plan assets [Line Items]
Beginning balance		₩ (90,816)	[1]	₩ 44,140
Included in profit or loss:
Current service cost		170,772		179,751
Past service cost		8,330		2,570
Interest expense (income)		(6,516)		(30)
Settlement gain or loss				(4,844)
Subtotal		172,120		177,447
Included in other comprehensive income:
Demographic assumptions		(938)		(1,642)
Financial assumptions		(419,764)		(87,406)
Experience adjustment		35,758		(5,450)
Return on plan assets excluding interest income		36,725		35,141
Subtotal		(348,219)		(59,357)
Other:
Benefits paid by the plan		6,840		(2,011)
Contributions paid into the plan		(345,979)		(249,109)
Settlement gain or loss		(466)		(2,222)
Effect of changes in foreign exchange rates		(442)		296
Subtotal		(338,074)		(253,046)
Changes in the scope of consolidation		1,507
Ending balance	[1]	(604,989)		(90,816)
Defined benefit obligation
Changes in the present value of defined benefit obligation and plan assets [Line Items]
Beginning balance		2,205,869		2,182,464
Included in profit or loss:
Current service cost		170,772		179,751
Past service cost		8,330		2,570
Interest expense (income)		72,307		64,729
Settlement gain or loss				(4,844)
Subtotal		250,943		242,206
Included in other comprehensive income:
Demographic assumptions		(938)		(1,642)
Financial assumptions		(419,764)		(87,406)
Experience adjustment		35,758		(5,450)
Return on plan assets excluding interest income		0
Subtotal		(384,944)		(94,498)
Other:
Benefits paid by the plan		(138,290)		(122,358)
Contributions paid into the plan		0		(10)
Settlement gain or loss		(466)		(2,231)
Effect of changes in foreign exchange rates		(442)		296
Subtotal		(137,225)		(124,303)
Changes in the scope of consolidation		1,507
Ending balance		1,934,643		2,205,869
Plan assets
Changes in the present value of defined benefit obligation and plan assets [Line Items]
Beginning balance		(2,296,685)		(2,138,324)
Included in profit or loss:
Current service cost		0
Past service cost		0
Interest expense (income)		(78,823)		(64,759)
Settlement gain or loss				0
Subtotal		(78,823)		(64,759)
Included in other comprehensive income:
Demographic assumptions		0
Financial assumptions		0
Experience adjustment		0
Return on plan assets excluding interest income		36,725		35,141
Subtotal		36,725		35,141
Other:
Benefits paid by the plan		145,130		120,347
Contributions paid into the plan		(345,979)		(249,099)
Settlement gain or loss		0		9
Effect of changes in foreign exchange rates		0
Subtotal		(200,849)		(128,743)
Ending balance		₩ (2,539,632)		₩ (2,296,685)

[1]	The liability for defined benefit obligation of W90,816 million as of December 31, 2021 is the net defined benefit liabilities of W142,020 million less the net defined assets of W51,204 million. In addition, the asset for defined benefit obligation of W604,989 million as of December 31, 2022 is the net defined benefit assets of W619,653 million less the net defined liabilities of W14,664 million.